Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Currency translation adjustment	$ 166	$ 193	$ 159	$ 182
Net carrying value of software developed	108	71
Vehicle interest income	9	8	8
Advertising expense	116	127	107
Investments in available-for-sale securities at fair value	6
Investments in joint ventures	53
Aggregate realized gain from the sale of investments		2	1
Retained risks of liability to third parties	416	407
Workers compensation liabilities	59	61
Gain or loss of currency transactions	$ 11	$ 17
Maximum
Summary Of Significant Accounting Policies [Line Items]
Rental vehicles depreciation rate range	43.00%	43.00%	43.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Rental vehicles depreciation rate range	1.00%	1.00%	1.00%